Deferred tax - Tax credit recognised in Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Tax credit recognized in income statement	$ 24	$ 15	$ (8)
Unused tax losses for which no deferred tax asset recognised	155	17	4
Tax losses carried forward	729	120	14
Provision for temporary difference in investment in subsidiary	0
Tax losses
Deferred income tax
Tax credit recognized in income statement	14	15	7
Employee benefit obligations
Deferred income tax
Tax credit recognized in income statement	3	3	2
Depreciation timing differences (including leases)
Deferred income tax
Tax credit recognized in income statement	26	38	16
Provisions
Deferred income tax
Tax credit recognized in income statement	(3)	8	2
Other deferred tax assets
Deferred income tax
Tax credit recognized in income statement	20	11	(1)
Intangible assets
Deferred income tax
Tax credit recognized in income statement	10	13	22
Accelerated depreciation and other fair value adjustments (including leases)
Deferred income tax
Tax credit recognized in income statement	(49)	(68)	(43)
Other deferred tax liabilities
Deferred income tax
Tax credit recognized in income statement	$ 3	$ (5)	$ (13)